Document and Entity Information	Jan. 11, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2023
Entity File Number	001-39983
Entity Registrant Name	Kernel Group Holdings, Inc.
Entity Central Index Key	0001832950
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1567976
Entity Address, Address Line One	515 Madison Avenue
Entity Address, Address Line Two	8th Floor - Suite 8078
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	908-2659
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	KRNLU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	KRNL
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	KRNLW
Security Exchange Name	NASDAQ